TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2013
TAXES ON INCOME [Abstract]
Schedule of Deferred Income Taxes
Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax liabilities and assets are as follows:

	December 31,
	2013	2012
Assets in respect of:

Allowances and provisions	$112	$313
Intangible assets	227	142
Net operating loss carry forward (1)	8,272	8,116

	8,611	8,571

Valuation allowance (2)	(8,611)	(8,571)

	-	-
Liabilities in respect of intangible assets	-	-

Net deferred tax Liability	$-	$-

(1)	See Note 14b.

(2)
In 2013 and 2012, the Company has provided valuation allowances on deferred tax assets that results from tax loss carry forward and other reserves and allowances due to its history of operating losses and current uncertainty about the ability to realize these deferred tax assets in the future. Net change in valuation allowance during 2013 amounts to an increase of $40.

Schedule of Tax Benefit (Taxes on Income)
Taxes on income (tax benefit) is comprised as follows:

	Year ended December 31,
	2013	2012	2011

Current	$13	$(187)	$(172)
Prior years	-	-	-

	$13	$(187)	$(172)

Domestic	7	(195)	(172)
Foreign	6	8	-

	$13	$(187)	$(172)

Schedule of Profit (Loss) before Taxes
Profit (Loss) before taxes is comprised as follows:
	Year ended December 31,
	2013	2012	2011

Domestic	$(41)	$(766)	$(3,429)
Foreign	54	30	43

	$13	$(736)	$(3,386)

Reconciliation of Uncertain Tax Positions
Uncertain tax positions:

	December 31,
	2013	2012

Uncertain tax positions, beginning of year	$31	$172
Decreases in tax positions for prior years	-	(172)
Increases in tax positions for current year	-	31

Uncertain tax positions, end of year	$31	$31